UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               10/04/11
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          101

Form 13F Information Table Value Total:  $ 1,989,406
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                               September 30, 2011

                                                                                                             Voting Authority
                               Title of            Value    Shares/   Sh/  Put/ Invstmt    Other      ------------------------------
         Name of Issuer          class    CUSIP   (x$1000)  Prn Amt   Prn  Call Dscretn   Managers       Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                      COM    H0023R105   89,602   1,361,317  SH       Sole                   1,147,937           213,380


ACE Limited                      COM    H0023R105   79,634   1,314,093  SH       Sole                   1,101,613           212,480
Flextronics International Ltd.   COM    Y2573F102   37,655   6,688,212  SH       Sole                   5,742,092           946,120
PartnerRe Ltd.                   COM    G6852T105    1,870      35,778  SH       Sole                      35,778
3M Company                       COM    88579Y101      757      10,550  SH       Sole                       5,350             5,200
AGL Resources Inc.               COM    001204106      677      16,625  SH       Sole                      16,625
AT&T Inc.                        COM    00206R102   41,480   1,454,403  SH       Sole                   1,156,768           297,635
Abbott Laboratories              COM    002824100    3,027      59,200  SH       Sole                      27,450            31,750
Allstate Corporation             COM    020002101      370      15,605  SH       Sole                      15,605
American Express Co.             COM    025816109      224       5,000  SH       Sole                       5,000
Apple Inc.                       COM    037833100   71,799     188,290  SH       Sole                     164,178            24,112
BE Aerospace Inc.                COM    073302101      479      14,455  SH       Sole                       8,665             5,790
Bank of America Corp             COM    060505104    1,921     313,842  SH       Sole                       8,490           305,352
Baxter International             COM    071813109      505       9,000  SH       Sole                       4,500             4,500
Bristol-Myers Squibb Co.         COM    110122108   56,174   1,790,111  SH       Sole                   1,460,232           329,879
Capital One Financial Corp.      COM    14040H105   53,300   1,344,953  SH       Sole                   1,057,928           287,025
CenturyLink, Inc.                COM    156700106      411      12,405  SH       Sole                      12,405
Chesapeake Energy Corp           COM    165167107    4,473     175,080  SH       Sole                      91,580            83,500
Chevron Corp                     COM    166764100   73,111     789,618  SH       Sole                     626,958           162,660
Chubb Corp                       COM    171232101   49,386     823,238  SH       Sole                     640,548           182,690
Citigroup, Inc.                  COM    172967424   56,223   2,194,930  SH       Sole                   1,852,751           342,179
Coca-Cola Company                COM    191216100    8,668     128,301  SH       Sole                      24,295           104,006
ConAgra Foods, Inc.              COM    205887102    3,086     127,420  SH       Sole                      51,020            76,400
ConocoPhillips                   COM    20825C104    2,474      39,075  SH       Sole                      33,225             5,850
Cousins Properties Inc           COM    222795106      488      83,396  SH       Sole                      18,356            65,040
Deluxe Corporation               COM    248019101      621      33,375  SH       Sole                      33,375
Eli Lilly & Co.                  COM    532457108   60,459   1,635,358  SH       Sole                   1,305,903           329,455
Entergy Corp                     COM    29364G103    1,528      23,045  SH       Sole                       5,245            17,800
Exelon Corp                      COM    30161N101    7,437     174,530  SH       Sole                      44,330           130,200
Exxon Mobil Corporation          COM    30231G102   13,841     190,575  SH       Sole                      79,475           111,100
Fifth Third Bancorp              COM    316773100    3,624     358,840  SH       Sole                     122,840           236,000
Gamestop Corp                    COM    36467W109   92,726   4,014,106  SH       Sole                   3,396,756           617,350
Gannett Co. Inc.                 COM    364730101       95      10,000  SH       Sole                      10,000
General Dynamics Corp.           COM    369550108   70,658   1,242,013  SH       Sole                   1,065,588           176,425
Goldman Sachs Group Inc          COM    38141G104    2,959      31,300  SH       Sole                       8,300            23,000
Google Inc                       COM    38259P508   82,552     160,283  SH       Sole                     137,875            22,408
Halliburton Company              COM    406216101    1,103      36,144  SH       Sole                      21,355            14,789
Hancock Holding Co               COM    410120109      324      12,072  SH       Sole                       3,511             8,561
Harsco Corporation               COM    415864107    3,143     162,100  SH       Sole                      93,500            68,600
Hess Corporation                 COM    42809H107   48,070     916,321  SH       Sole                     777,141           139,180
IBM Corp                         COM    459200101   79,172     452,746  SH       Sole                     408,508            44,238
ITT Corporation                  COM    450911102      212       5,050  SH       Sole                       5,050
Ingram Micro Inc.                COM    457153104      573      35,495  SH       Sole                      35,495
Intel Corporation                COM    458140100   69,999   3,280,960  SH       Sole                   2,814,017           466,943
JPMorgan Chase & Co              COM    46625H100    3,741     124,200  SH       Sole                      11,500           112,700
Johnson & Johnson                COM    478160104    4,023      63,172  SH       Sole                      45,172            18,000
KBR, Inc.                        COM    48242W106      931      39,405  SH       Sole                      28,115            11,290
Life Technologies Corp           COM    53217V109   49,284   1,282,428  SH       Sole                   1,100,148           182,280
Lincoln Educational Systems      COM    533535100      676      83,507  SH       Sole                      30,750            52,757
Lockheed Martin Corp.            COM    539830109   18,215     250,760  SH       Sole                     184,740            66,020
MGIC Investment Corp.            COM    552848103       31      16,450  SH       Sole                      16,450
Mattel Inc.                      COM    577081102   41,208   1,591,655  SH       Sole                   1,271,575           320,080
Merck & Co. Inc.                 COM    58933Y105   87,350   2,671,247  SH       Sole                   2,302,682           368,565
Microsoft Corporation            COM    594918104   71,750   2,882,691  SH       Sole                   2,615,661           267,030
Morgan Stanley                   COM    617446448   59,089   4,373,701  SH       Sole                   3,782,786           590,915
NII Holdings Inc.                COM    62913F201    3,798     140,930  SH       Sole                         530           140,400
Nike Inc cl B                    COM    654106103      269       3,150  SH       Sole                       3,150
Northrop Grumman Corp            COM    666807102    1,388      26,600  SH       Sole                         600            26,000
Nucor Corporation                COM    670346105    3,807     120,325  SH       Sole                      47,225            73,100
Old Republic Int'l Corp          COM    680223104      786      88,085  SH       Sole                      88,085
Oracle Corporation               COM    68389X105   88,132   3,066,518  SH       Sole                   2,669,633           396,885
PPL Corp                         COM    69351T106    1,938      67,900  SH       Sole                                        67,900
PetSmart Inc.                    COM    716768106    1,059      24,819  SH       Sole                       5,235            19,584
Philip Morris Intl               COM    718172109    5,086      81,525  SH       Sole                      31,875            49,650
Polaris Industries Inc           COM    731068102      839      16,800  SH       Sole                      16,800
PulteGroup, Inc.                 COM    745867101       90      22,700  SH       Sole                                        22,700
Raytheon Company                 COM    755111507    3,625      88,700  SH       Sole                      24,400            64,300
Regions Financial Corp           COM    7591EP100       68      20,510  SH       Sole                       1,510            19,000
SPDR DJIA ETF Trust              COM    78467X109      926       8,500  SH       Sole                       6,050             2,450
SPDR Health Care Select Index    COM    81369Y209      921      29,040  SH       Sole                      29,040
SPDR S&P 500 ETF Trust           COM    78462F103      279       2,465  SH       Sole                       2,465
SUPERVALU, Inc.                  COM    868536103      636      95,555  SH       Sole                      95,555
Selective Insurance Group        COM    816300107      157      12,000  SH       Sole                      12,000
State Street Corp                COM    857477103    8,892     276,485  SH       Sole                     198,685            77,800
SunTrust Banks, Inc.             COM    867914103      250      13,915  SH       Sole                      13,205               710
Synovus Financial Corp           COM    87161C105       90      84,500  SH       Sole                      84,500
Sysco Corporation                COM    871829107      558      21,530  SH       Sole                      21,530
V.F. Corporation                 COM    918204108   71,836     591,148  SH       Sole                     504,668            86,480
Valero Energy Corp.              COM    91913Y100    1,944     109,330  SH       Sole                         680           108,650
Vanguard Emer Mkts ETF           COM    922042858      160       4,455  SH       Sole                       4,455
Vanguard FTSE All-World ex-US    COM    922042775      314       8,122  SH       Sole                       8,122
Vanguard Growth ETF              COM    922908736      283       5,064  SH       Sole                       5,064
Vanguard Mid-Cap ETF             COM    922908629       98       1,502  SH       Sole                       1,467                35
Vanguard Small-Cap ETF           COM    922908751       96       1,558  SH       Sole                       1,518                40
Vanguard Value ETF               COM    922908744      244       5,183  SH       Sole                       5,103                80
Verizon Communications, Inc.     COM    92343V104      839      22,800  SH       Sole                      15,800             7,000
Wal-Mart Stores, Inc.            COM    931142103   78,483   1,512,202  SH       Sole                   1,263,262           248,940
Weatherford Intl Ltd             COM    H27013103    1,048      85,810  SH       Sole                      37,200            48,610
Western Digital Corp.            COM    958102105   49,591   1,928,117  SH       Sole                   1,574,889           353,228
Xerox Corporation                COM    984121103    1,242     178,218  SH       Sole                      76,440           101,778
BP PLC ADS                       ADR    055622104      335       9,284  SH       Sole                       6,167             3,117
Nokia Corporation                ADR    654902204      609     107,585  SH       Sole                     107,085               500
Norsk Hydro ASA                  ADR    656531605      191      41,500  SH       Sole                      41,500
Novartis AG                      ADR    66987V109       11         200  SH       Sole                         200
Petroleo Brasileiro SA ADR       ADR    71654V101    2,890     139,500  SH       Sole                      29,400           110,100
Royal Dutch Shell CL A           ADR    780259206   65,110   1,058,361  SH       Sole                   1,018,726            39,635
Sanofi ADS                       ADR    80105N105   40,910   1,247,255  SH       Sole                   1,137,415           109,840
Teva Pharmaceutical              ADR    881624209   86,978   2,336,855  SH       Sole                   1,997,430           339,425
Vale S.A.                        ADR    91912E105   38,179   1,674,533  SH       Sole                   1,485,863           188,670
American Funds- Growth Fnd of    MF     399874403      303      11,447  SH       Sole                      11,447
Aston/Cornerstone Large Cap Fu   MF     00078H844       68       7,564  SH       Sole                       7,564
Vanguard Intermediate Term Bon   MF     921937306      463      39,129  SH       Sole                      39,129
REPORT SUMMARY                  101 DATA RECORDS 1,989,406                 0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED